WARRANTS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Nov. 26, 2012	Mar. 22, 2012
Class of Warrant or Right, Outstanding	7,212,452	7,212,452	7,700,642
Exchange Of Warrants For Ordinary Shares			15.9
Warrants Expiration Date	May 15, 2013